Revenues and other income	6 Months Ended
Jun. 30, 2019
Revenues and other income
Revenues and other income

DETAILS OF THE UNAUDITED CONDENSED CONSOLIDATED INTERIM RESULTS

Revenues and other income

Revenues

The following table summarizes our revenues for the six months ended June 30, 2019 and 2018.

	Six months ended June 30,
	2019	2018
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€42,113	€52,753
Gilead collaboration agreement for filgotinib	41,069	49,331
AbbVie collaboration agreement for CF	1,044	3,422
Milestone payments	33,383	28,567
Gilead collaboration agreement for filgotinib	10,034	16,023
AbbVie collaboration agreement for CF	23,349	12,544
Reimbursement income	11,344	558
Novartis collaboration agreement for MOR106	10,595	—
AbbVie collaboration agreement for CF	749	558
Other revenues	4,944	5,705
Fee-for-services revenues	4,878	5,641
Other	66	64
Total revenues	€91,785	€87,583

Revenues (€91.8 million for the first six months of 2019 vs to €87.6 million for the first six months of 2018) were higher due to a milestone achieved in June 2019 related to the CF program with AbbVie and higher reimbursement income mainly from Novartis in the scope of our collaboration for MOR106. This was partly compensated by a lower over time recognition in revenue of the upfront payments and milestone payments related to the filgotinib program with Gilead.

For the first six months of 2019, €51.1 million of deferred income related to the Gilead collaboration agreement was recognized in revenue in function of costs incurred, applying the percentage of completion method. This consisted of the over time revenue recognition of (i) €36.0 million related to the upfront license fee, (ii) €5.1 million related to the deferred income triggered by the accounting treatment of the share subscription agreement under IAS 39 Financial Instruments: recognition and measurement, at the time of signing of the agreement in 2015, and (iii) €10.0 million related to milestone payments. The outstanding balance of deferred income from the Gilead collaboration agreement at June 30, 2019 amounted to €94.7 million all reported as current deferred income, as we expect to reach, at the end of 2019, the predetermined level of development study costs further described hereafter.

In December 2015, we entered into a license and collaboration agreement to co-develop filgotinib with Gilead in rheumatoid arthritis, Crohn’s disease, ulcerative colitis and other indications. We are responsible for funding 20% of the associated global development costs of the program. We have retained certain mechanisms to give us cost protection as filgotinib advances in clinical development. We can defer our portion of the global co-development study costs if they exceed a predetermined level, which we expect to reach at the end of 2019, and this deferment would be credited against future milestones, royalties or profit sharing at our option. If there are no future amounts to be paid by Gilead, we will not be obligated to make any payments to Gilead for such deferment.

We refer to the section “Events after the end of the reporting period” of this interim report for the latest development in our collaboration with Gilead, which did not affect our financial statements for the first six months of 2019.

For the first six months of 2019, €2.2 million of the remaining deferred income related to the AbbVie collaboration agreement was recognized in revenue in function of costs incurred, applying the percentage of completion method. This consisted of the over time revenue recognition of (i) €1.1 million related to the upfront license fees, and (ii) €1.1 million related to milestone payments received in previous years. Additionally, we achieved a milestone of $25 million (€22.4 million) of which €22.2 million were recognized in revenue in the first half of 2019. The remaining outstanding balance of current deferred income from the AbbVie collaboration agreement at June 30, 2019 amounted to €1.2 million.

For the first six months of 2019, €10.6 million of reimbursement income was recognized as revenue related to our R&D activities in the scope of our collaboration agreement with Novartis and MorphoSys for MOR106.

Other revenues amounting to €4.9 million mainly consisted of service revenues from our fee-for-service business.

Other income

Other income increased to €16.7 million in the first six months of 2019 compared to €14.3 million in the first six months of 2018, mainly driven by higher income from R&D incentives.